Net finance expense (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of net finance expense recognized in profit or loss

(in thousands of USD)	2019	2018	2017
Interest income	6,529	4,106	655
Foreign exchange gains	14,043	10,917	6,611
Finance income	20,572	15,023	7,266

Interest expense on financial liabilities measured at amortized cost	(84,378)	(67,956)	(38,391)
Interest leasing	(4,811)	—	—
Fair value adjustment on interest rate swaps	(8,533)	(2,790)	—
Other financial charges	(7,474)	(6,802)	(5,819)
Foreign exchange losses	(14,607)	(11,864)	(6,519)
Finance expense	(119,803)	(89,412)	(50,729)

Net finance expense recognized in profit or loss	(99,231)	(74,389)	(43,463)

Disclosure of finance income and expenses not at fair value through profit or loss
The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2019	2018	2017
Total interest income on financial assets	6,529	4,106	655
Total interest expense on financial liabilities	(84,378)	(67,956)	(38,391)
Total interest leasing	(4,811)	—	—
Total other financial charges	(7,474)	(6,802)	(5,819)

Disclosure finance expense recognized directly in equity

(in thousands of USD)	2019	2018	2017
Foreign currency translation differences for foreign operations	(112)	(157)	448
Cash flow hedges - effective portion of changes in fair value	(1,885)	(2,698)	—
Net finance expense recognized directly in equity	(1,997)	(2,855)	448
Attributable to:
Owners of the Company	(1,997)	(2,855)	448
Net finance expense recognized directly in equity	(1,997)	(2,855)	448
Recognized in:
Translation reserve	(112)	(157)	448
Hedging reserve	(1,885)	(2,698)	—